GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill in the years ended December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014

Goodwill, beginning of year	$24,465	$30,069
Acquisitions	5,604	-

Goodwill, end of year	$30,069	$30,069

Schedule of Intangible Assets, Net

	Weighted
	average
	amortization	December 31,
	Period	2013	2014
	(years)
Cost:
Acquired technology	6	$14,939	$16,314
Customers relationships and brand name	10	9,817	9,817

		24,756	26,131

Accumulated amortization:
Acquired technology		10,979	12,032
Customers relationships and brand name		8,707	9,343

		19,686	21,375

Intangible assets, net		$5,070	$4,756

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2015	$1,238
2016	1,119
2017	1,006
2018	687
2019 and thereafter	706

Total	$4,756